Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 07, 2021
Subsequent Event [Line Items]
Share price (usd per share)				$ 5.66	$ 9.99
Glazer Investors | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)		5,000,000.0
Value of shares repurchased		$ 50,625
Share price (usd per share)		$ 10.125
Highbridge Investors | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)			2,500,000
Value of shares repurchased			$ 24,901
Share price (usd per share)			$ 10.15
Tenor Investors | Subsequent Event
Subsequent Event [Line Items]
Stock repurchased (in shares)	2,500,000